Note 7 - Preferred Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Mar. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2015
Series A Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock			$ 2,200
Series A Convertible Preferred Stock [Member] | Conversion Price Adjustment [Member]
Preferred Stock, Shares Outstanding		788					788
Convertible Preferred Stock, Conversion Price Per Share		$ 0.35					$ 0.35
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding		71				0	71
Preferred Stock, Shares Authorized			2,200
Preferred Stock, Par or Stated Value Per Share		$ 1,000	$ 1,000			$ 1,000	$ 1,000
Convertible Preferred Stock, Total Conversion Shares			2,933,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			8,799,999
Proceeds from Issuance of Convertible Preferred Stock			$ 2,000
Convertible Preferred Stock, Conversion Price Per Share		$ 0.35	$ 0.75				$ 0.35
Convertible preferred stock (in shares)	71			0	71	71	717	1,412
Common stock conversion (in shares)	202,857					202,857	2,048,570	1,882,667
Series B Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock		$ 1,650
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding		1,650		100		100	1,650
Preferred Stock, Par or Stated Value Per Share		$ 1,000		$ 1,000		$ 1,000	$ 1,000
Convertible Preferred Stock, Total Conversion Shares		4,714,286		285,714		285,714	4,714,286
Proceeds from Issuance of Convertible Preferred Stock		$ 1,600
Convertible Preferred Stock, Conversion Price Per Share						$ 0.35
Convertible preferred stock (in shares)				0	420	1,550
Common stock conversion (in shares)						4,428,571	0	0
Stock Issued During Period, Shares, New Issues		1,650
Preferred Stock, Shares Authorized		10,000,000		10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									49,999,998